CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

NOTE 15:- CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Company applies ASC 280, "Segment Reporting" ("ASC 280"). Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker ("CODM"). The CODM is the Company’s Chief Executive Officer. The Company's CODM does not regularly review asset information by segments and, therefore, the Company does not report asset information by segment.

 From 2018 until December 31, 2021, The Company had three operating segments: Fixed Networks, Mobility Solutions and Terrestrial Infrastructure Projects.

Commencing in the first quarter of 2022, to reflect the Company’s new management’s approach to the management of the Company’s operations, organizational alignment, customer base and end markets, the Company operates in three operating segments, as follows:

Satellite Networks is focused on developing and supplying networks that are used as the platform that enables the latest satellite constellations of high throughput satellites (“HTS”), very high throughput satellites (“VHTS”) and Non-GEO-Stationary Orbit (“NGSO”) opportunities worldwide. The segment provides advanced broadband satellite communication networks and associated professional services and comprehensive turnkey solutions and managed satellite network services solutions. Segment’s customers are service providers, satellite operators, MNOs, Telcos, large enterprises, system integrators, defense, homeland security organizations and governments worldwide. Principal applications include In-Flight-Connectivity, cellular backhaul, maritime, social inclusion solutions, government, defense and enterprise networks and are driving meaningful partnerships with satellite operators to leverage the segment’s technology and breadth of services to deploy and operate the ground-based satellite communication networks. The segment’s product portfolio includes a leading satellite network platform with high-speed VSATs, high performance on-the-move antennas, BUCs and transceivers.

Integrated Solutions is focused on developing, manufacturing and supplying products and solutions for mission-critical defense and broadcast satellite communications systems, advanced on-the-move and on-the-pause satellite communications equipment, systems and solutions, including airborne, ground-mobile satellite systems and solutions. The integrated solutions product portfolio comprises of leading high-efficiency, high-power SSPAs, BUCs and transceivers with a field-proven, high-performance variety of frequency bands. The segment’s customers are satellite operators, In-Flight Connectivity service providers, defense and homeland security system integrators, and NGSO gateway integrators.

Network Infrastructure and Services is focused on telecom operation and implementation of large-scale network projects in Peru. The segment provides terrestrial (fiber optic and wireless network) and satellite network construction and operation. The segment serves the Company’s customers through technology integration, managed networks and services, connectivity services, internet access and telephony over the segment’s networks. The segment implements projects using various technologies (including the Company’s equipment), mainly based on BOT and BOO contracts.

The Company evaluated whether the change in its operating segments, as described above, affects goodwill assignment to reporting units and concluded no re-assignment is needed.

a.Information on the reportable operating segments:

1.All the above segments changes were reflected through retroactive revision of prior period segment information.

2.The measurement of operating profit (loss) in the reportable operating segments is based on the same accounting principles applied in these consolidated financial statements and includes certain corporate overhead allocations.

3.Financial information relating to reportable operating segments:

	Year ended December 31, 2022
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$120,381	$61,376	$58,083	$-	$239,840
Cost of revenues	63,463	43,742	45,727	-	152,932

Gross profit	56,918	17,634	12,356	-	86,908

Research and development, net	26,045	9,595	-	-	35,640
Selling and marketing	18,043	2,068	1,583	-	21,694
General and administrative	7,506	5,212	6,132	-	18,850
Impairment of held for sale asset	-	-	-	771	771

Operating income (loss)	5,324	759	4,641	(771)	9,953
Financial expenses, net					2,818

Income before taxes on income					7,135

Depreciation and amortization	$5,009	$3,093	$3,506	$-	$11,608
	Year ended December 31, 2021
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$115,408	$50,054	$49,508	$-	$214,970
Cost of revenues	64,608	33,429	45,666	-	143,703

Gross profit	50,800	16,625	3,842	-	71,267

Research and development, net	22,210	9,126	-	-	31,336
Selling and marketing	18,434	2,153	925	-	21,512
General and administrative	6,019	4,199	5,369	-	15,587
Impairment of held for sale asset	-	-	-	651	651

Operating income (loss)	4,137	1,147	(2,452)	(651)	2,181
Financial expenses, net					1,722

Income before taxes on income					459

Depreciation and amortization	$7,083	$2,649	$1,259	$-	$10,991

	Year ended December 31, 2020
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$82,050	$39,120	$44,965	$-	$166,135
Cost of revenues	49,770	30,259	44,726	-	124,755

Gross profit	32,280	8,861	239	-	41,380

Research and development, net	17,995	8,308	-	-	26,303
Selling and marketing	14,448	1,293	1,130	-	16,871
General and administrative	7,190	2,568	4,305	-	14,063
Merger, acquisition and related litigation expenses (income), net	-	-	-	(53,633)	(53,633)

Operating income (loss)	(7,353)	(3,308)	(5,196)	53,633	37,776
Financial expenses, net					1,907

Income before taxes on income					$35,869

Depreciation and amortization	$7,123	$1,995	$1,173	$-	$10,291

b.Geographic information:

Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows (*):

	Year ended December 31,
	2022	2021	2020

United States	$96,954	$72,149	$60,151
Peru	58,251	49,511	44,965
Israel	2,570	5,923	3,669
Others	82,065	87,387	57,350

	$239,840	$214,970	$166,135

*) Reclassified.

c.The Company's long-lived assets (property and equipment, net and operating lease right-of-use assets) are located as follows(*):

	December 31,
	2022	2021

Israel	$59,054	$58,436
United States	10,202	8,448
Peru	6,025	5,160
Other	5,188	4,825

	$80,469	$76,869

*) Reclassified.

d.The table below represents the revenues from major customers and their segments:

	Year ended December 31,
	2022	2021	2020
Customer A – Network Infrastructure and Services	21%	19%	20%
Customer B – Integrated Solutions	13%	12%	* )
Customer C – Integrated Solutions	* )	* )	11%

*)Less than 10%

Customer A is located in Peru, Customers B and C are located in the United States.